Bank credit lines and loan facilities - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities	$ 50,000				$ 180,000
Repayments of senior debt	55,000
Line of credit facility, remaining borrowing capacity	50,000	$ 55,000				$ 55,000
Long-term debt at fair value	$ 3,501,400	$ 3,793,500				$ 3,793,500
Senior secured credit facility and senior secured notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid								$ 27,600
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	0.50%
Senior Secured Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	2.00%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 5,515,000
Debt instrument, interest rate (in percent)	7.302%	7.86%				7.86%		1.00%
Accelerated charge on repayments	$ 2,000				2,200
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	1.45%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	1.10%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	0.85%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	0.50%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	0.65%
Senior Secured Revolving Loan | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	0.10%
Senior Secured Revolving Loan | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	0.45%
Senior Secured Revolving Loan | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	0.00%
Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.179%	6.72%				6.72%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity							$ 500,000	$ 300,000
Drawdown of credit lines and loan facilities	$ 50,000	$ 65,000	$ 75,000	$ 50,000	$ 180,000	$ 370,000
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 500,000
Debt instrument, interest rate (in percent)	2.875%	2.875%				2.875%		2.875%